DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax And Social Contribution
Tax credit related to tax losses	R$ 875.3	R$ 1,055.6
Tax loses carried forward in relation to credit	R$ 3,359.5	R$ 4,122.5